STATUTORY INFORMATION AND DIVIDEND RESTRICTIONS	12 Months Ended
Dec. 31, 2012
STATUTORY INFORMATION AND DIVIDEND RESTRICTIONS
STATUTORY INFORMATION AND DIVIDEND RESTRICTIONS

9. STATUTORY INFORMATION AND DIVIDEND RESTRICTIONS

The statutory financial statements of our four insurance companies are presented on the basis of accounting practices prescribed or permitted by the insurance regulatory authority of their respective states of domicile, which are the Illinois Department of Insurance and the Washington State Office of the Insurance Commissioner. Each of those domiciliary states has adopted the National Association of Insurance Commissioners’ (NAIC) statutory accounting practices as the basis of its statutory accounting practices. We do not use any permitted statutory accounting practices that differ from NAIC prescribed statutory accounting practices. In converting from statutory to GAAP, typical adjustments include deferral of policy acquisition costs, the inclusion of statutory non-admitted assets and the inclusion of net unrealized holding gains or losses in shareholders’ equity relating to fixed maturities.

The NAIC has risk-based capital (RBC) requirements that require insurance companies to calculate and report information under a risk-based formula, which measures statutory capital and surplus needs based upon a regulatory definition of risk relative to the company’s balance sheet and mix of products. As of December 31, 2012, each of our insurance subsidiaries had an RBC amount in excess of the authorized control level RBC, as defined by the NAIC. RLI Insurance Company (RLI Ins.), our principal insurance company subsidiary, had an authorized control level RBC of $90.4 million, $89.3 million and $81.1 million as of December 31, 2012, 2011 and 2010, respectively, compared to actual statutory capital and surplus of $684.1 million, $710.2 million and $732.4 million, respectively, for these same periods.

Year-end statutory surplus presented in the table below includes $9.1 million of RLI stock (cost basis of $64.6 million) held by Mt. Hawley Insurance Company. The Securities Valuation Office provides specific guidance for valuing this investment, which is eliminated in our GAAP consolidated financial statements.

The following table includes selected information for our insurance subsidiaries for the year ending and as of December 31:

(in thousands)	2012	2011	2010
Consolidated net income, statutory basis	$125,672	$118,922	$143,091
Consolidated surplus, statutory basis	$684,072	$710,186	$732,379

As discussed in note 1.A, our insurance subsidiaries are organized in a vertical structure with RLI Ins. as the first-level, or principal, insurance subsidiary of RLI Corp. At the holding company (RLI Corp.) level, we rely largely on dividends from our insurance company subsidiaries to meet our obligations for paying principal and interest on outstanding debt, corporate expenses and dividends to RLI Corp. shareholders. As discussed further below, dividend payments to RLI Corp. from our principal insurance subsidiary are restricted by state insurance laws as to the amount that may be paid without prior approval of the insurance regulatory authorities of Illinois. As a result, we may not be able to receive dividends from such subsidiary at times and in amounts necessary to pay desired dividends to RLI Corp. shareholders. As of December 31, 2012, our holding company had $796.4 million in equity. Of this amount, $684.1 million is related to the statutory equity of our insurance subsidiaries, which is subject to regulatory restrictions under state insurance laws. The remaining $112.3 million in holding company equity is not restricted and is comprised primarily of investments and cash, including $35.1 million in liquid assets, which approximate annual holding company expenditures. Unrestricted funds at the holding company are available to fund debt interest, general corporate obligations and dividend payments to our shareholders. If necessary, the holding company also has other potential sources of liquidity that could provide for additional funding to meet corporate obligations or pay shareholder dividends, which include a revolving line of credit, as well as issuances of common stock and debt.

Ordinary dividends, which may be paid by our principal insurance subsidiary without prior regulatory approval, are subject to certain limitations based upon income, surplus and earned surplus. The maximum ordinary dividend distribution from our principal insurance subsidiary in a rolling 12-month period is limited by Illinois law to the greater of 10 percent of RLI Ins. policyholder surplus, as of December 31 of the preceding year, or the net income of RLI Ins. for the 12-month period ending December 31 of the preceding year. Ordinary dividends are further restricted by the requirement that they be paid from earned surplus. In 2012 and 2010, our principal insurance subsidiary paid ordinary dividends totaling $13.0 million and $58.0 million, respectively, to RLI Corp. Any dividend distribution in excess of the ordinary dividend limits is deemed extraordinary and requires prior approval from the Illinois Department of Insurance. In 2012, 2011 and 2010, our principal insurance subsidiary sought and received regulatory approval prior to the payment of extraordinary dividends totaling $125.0 million, $150.0 million and $150.0 million, respectively. As a result of these extraordinary dividends, as of December 31, 2012, 2011 and 2010, respectively, the net assets of our principal insurance subsidiary are restricted and prior approval from the Illinois Department of Insurance is required for all dividends to RLI Corp. Because the limitations are based upon a rolling 12-month period, the presence, amount and impact of these restrictions vary over time.